Statement of Financial Position - Parenthetical (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.001
Preferred Stock, Shares Authorized	75,000,000	75,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.001
Common Stock, Shares Authorized	425,000,000	425,000,000	425,000,000
Common Stock, Shares Issued	113,043,526	112,967,500	112,500,000
Common Stock, Shares Outstanding	113,043,526	112,967,500	112,500,000